Expense Example - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025